Business Description	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Business Description [Abstract]
BUSINESS DESCRIPTION

NOTE 1 – BUSINESS DESCRIPTION

Mingteng International Corporation Inc. (“Mingteng International” or the “Company”) is a holding company incorporated under the laws of the Cayman Islands on September 20, 2021. It is a holding company with no business operations.

On November 4, 2021, Mingteng International formed its wholly-owned subsidiary, Mingteng International Hong Kong Group Limited (“Mingteng HK”) in Hong Kong. On September 26, 2022, Mingteng HK formed its wholly-owned subsidiary, Wuxi Ningteng Intelligent Manufacturing Co., Ltd. (“Ningteng WFOE”) in the People’s Republic of China (“PRC”).

Wuxi Mingteng Mould Technology Co., Ltd. (“Wuxi Mingteng Mould”) is a limited liability company incorporated on December 15, 2015 under the laws of the PRC. Wuxi Mingteng Mould is a wholly owned subsidiary of Ningteng WFOE and is our operating entity. Wuxi Mingteng Mould is primarily engaged in providing clients with comprehensive and personalized mold services and solutions in the PRC, including mold design and development; mold production, repair, testing and adjustment.

On April 22, 2024, Mingteng International completed its initial public offering on the Nasdaq Stock Market, issuing 1,050,000 Ordinary Shares with a nominal or par value of US$0.00001 per share and offering price at $4.00 per share, with gross proceeds of $4.20 million. On May 10, 2024, Mingteng International issued additional shares of 157,500, which related to the over-allotment arrangement, with nominal or par value of US$0.00001 per share and offering price at $4.00 per share, with gross proceeds of $0.63 million. After deducting underwriting discounts, offering expenses and deferred offering costs, the Company received total net proceeds of approximately $2.06 million.

Mingteng International’s current corporate structure is as follows:

Mingteng International conducts all of its operations in China through its operating subsidiary, Wuxi Mingteng Mould.

NOTE 1 - ORGANIZATION AND BUSINESS DESCRIPTION

Mingteng International Corporation Inc. (“Mingteng International” or the “Company”) is a holding company incorporated under the laws of the Cayman Islands on September 20, 2021. It is a holding company with no business operations.

5,000,000,000 shares were authorized as ordinary shares with a nominal or par value of US$0.00001 per share. Mingteng International issued an aggregate of 5,000,000 ordinary shares to five shareholders on September 20, 2021, in connection with the reorganization which was completed on September 26, 2022.

On September 20, 2021, the Company’s shareholders approved a Memorandum and Articles of Association, pursuant to which 5,000,000 shares were subsequently issued as ordinary shares as follows:

●	225,000 ordinary shares to Betty Chen Limited;

●	225,000 ordinary shares to Jacky Wang Limited;

●	2,009,000 ordinary shares to DJZ Holding Limited;

●	2,091,000 ordinary shares to YK XU Holding Limited; and

●	450,000 ordinary shares to Hongze L.P.

Hongze L.P. is owned by YK XU Holding Limited and DJZ Holding Limited. YK XU Holding Limited holds 10% of the shares and DJZ Holding Limited holds 90% of the shares.

Of the 5,000,000 ordinary shares, 42.72% are owned by YK XU Holding (BVI) Limited (including 41.82% of the shares directly held by YK XU Holding Limited and 0.9% of the shares indirectly held by YK XU Holding Limited in Hongze L.P.), a British Virgin Islands company, which is controlled by Yingkai Xu, our Chief Executive Officer (“CEO”) and Chairman of the Board. 48.28% is owned by DJZ Holding (BVI) Limited (including the 40.18% of the shares directly held by DJZ Holding Limited and 8.1% of the shares indirectly held by DJZ Holding Limited in Hongze L.P.), a British Virgin Islands company, which is controlled by Jingzhu Ding, the spouse of our CEO and Chairman of the Board.

On November 4, 2021, Mingteng International formed its wholly-owned subsidiary, Mingteng International Hong Kong Group Limited (“Mingteng HK”) in Hong Kong. On September 26, 2022, Mingteng HK formed its wholly-owned subsidiary, Wuxi Ningteng Intelligent Manufacturing Co., Ltd. (“Ningteng WFOE”) in the People’s Republic of China (“PRC”).

Wuxi Mingteng Mould Technology Co., Ltd. (“Wuxi Mingteng Mould”) is a limited liability company incorporated on December 15, 2015 under the laws of the PRC. Wuxi Mingteng Mould is a wholly owned subsidiary of Ningteng WFOE and is our operating entity. Wuxi Mingteng Mould is primarily engaged in providing clients with comprehensive and personalized mold services and solutions in the PRC, including mold design and development; mold production, repair, testing and adjustment.

Reorganization

On September 20, 2021, the Company issued an aggregate of 5,000,000 ordinary shares in connection with the reorganization which was completed on September 26, 2022. The reorganization involved the incorporation of Mingteng International and Ningteng WFOE, and the transfer of the 100% equity interest of Wuxi Mingteng Mould. Consequently, Mingteng International, through its subsidiary, Mingteng HK, directly controls Wuxi Mingteng Mould Technology Co., Ltd, and became the ultimate holding company of all other entities mentioned above.

The Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholder controlled all these entities before and after the Reorganization. The consolidation of Mingteng International and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

After the Reorganization, Mingteng International’s corporate structure is as follows:

Mingteng International conducts all of its operations in China through its operating subsidiary, Wuxi Mingteng Mould Technology Co., Ltd. The main business of its operating subsidiary is to provide clients with comprehensive and personalized mold services and solutions in the PRC, including mold design and development; mold production, repair, testing and adjustment.